DWS CROCI Equity Dividend Fund Expense Example, No Redemption - DWS CROCI Equity Dividend Fund	Feb. 25, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 673
Expense Example, No Redemption, 3 Years	881
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	1,751
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	1,956
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	$ 966